Nature of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1. Nature of Business
We are a clinical-stage pharmaceutical company developing protein kinase inhibitor therapeutics to modify the course of Parkinson’s disease (“PD”),
Parkinson’s-related
disorders and other diseases of the Abelson Tyrosine Kinases. The Company’s multi-therapeutic pipeline has a primary focus on neurodegeneration and its lead program utilizing
IkT-148009,
c-Abl
inhibitor, targets the treatment of Parkinson’s disease inside and outside the brain as well as other diseases that arise from Abelson Tyrosine Kinases. In 2021, we commenced clinical development of
IkT-148009,
which we believe can modify the course of Parkinson’s disease including its manifestation in the gastrointestinal tract, or GI. The FDA review of the Phase 1/1b data and the protocol for the Phase 2a three-month dosing study resulted in the FDA agreeing with the Company’s view that it was appropriate for the Phase 2a study to begin, prompting the Company to initiate the Phase 2a study, the 201 trial, at the end of May 2022. In October 2022, an IND to expand use of
IkT-148009
into the
Parkinson’s-related
disease Multiple System Atrophy, or MSA, was filed with the FDA. On November 7, 2022, following review of the IND for
IkT-148009
as a treatment for MSA, the FDA notified the Company that it was placing the
IkT-148009
programs for Parkinson’s disease and MSA on clinical hold. The FDA lifted the full clinical hold in January 2023 for the Parkinson’s programs and in March 2023 on the MSA program, opening the IND for MSA. Twenty of thirty-five planned sites will be open as of March 28, 2023. The 201 in Parkinson’s trial will start screening patients for enrollment at 50 mg and 100 mg, with the 200 mg dose added back into the trial following submission of the safety and steady-state pharmacokinetic data of the 200 mg dose that was collected in March 2023. Once this data is submitted, the 200 mg dose will be added to the trial after 15 patients have been randomized to 50 mg, 100 mg or placebo groups. The FDA further requested the measurement of visual acuity and examination of the cornea and lens to complement the analysis of retina, macula and fundus that was already part of the ocular monitoring program in the 201 trial.
The Company is also developing platform technologies for alternate ways to deliver protein kinase inhibitors in patients. Our first example of this technology is
IkT-001Pro,
a prodrug of the anticancer agent imatinib mesylate, to treat Stable Phase Chronic Myelogenous Leukemia
(SP-CML).
Pursuant to its IND which was cleared by the FDA in August 2022,
IkT-001Pro
is being evaluated in a
two-part
dose finding/dose equivalence study in up to 59 healthy volunteers (the 501 trial). The study is designed to evaluate the
96-hour
pharmacokinetics of imatinib delivered as
IkT-001Pro
and determine the dose of
IkT-001Pro
that can deliver the equivalent 400 mg imatinib, the
standard-of-care
dose for
SP-CML.
As of this writing, three of four dose escalation cohorts have completed the trial. Only four mild adverse events have been observed, none of clinical significance for
IkT-001Pro.
IkT-001Pro
has high oral bioavailability and a pharmacokinetic profile of delivered imatinib that closely matches the exposure of imatinib delivered as 400 mg imatinib mesylate. Following the 501 study, Inhibikase will confer with the FDA and seek agreement on the requirements for the NDA process following the proposed approval path for
IkT-001Pro
under the 505(b)(2) approval pathway. The Company plans to simultaneously pursue a superiority study comparing the selected doses of
IkT-001Pro
to
standard-of-care
400 mg imatinib in
SP-CML
patients using a novel,
two-period-wait-list-
crossover-switching study.
For both
IkT-148009
and
IkT-001Pro,
we have completed clinical batch manufacturing of a film-coated tablet formulation. The bioequivalence studies with
IkT-001Pro
have already implemented these tablets into the study. A pharmacokinetic bridging study with two different tablet formulations of
IkT-148009
is planned to be completed in 2023.

Liquidity
The Company has recognized recurring losses. At December 31, 2022, the Company had working capital of $20,675,677, an accumulated deficit of $47,871,842, cash and cash equivalents of $7,188,553, marketable securities of $15,861,620 and accounts payable and accrued expenses of $3,549,609.
The future success of the Company is dependent on its ability to successfully obtain additional working capital, obtain regulatory approval for and successfully launch and commercialize its product candidates and to ultimately attain profitable operations. Historically, the Company has funded its operations primarily through cash received in connection with revenue from its various grant programs. In addition, in December 2020, June 2021 and January 2023 the Company raised approximately $14.6 million, $41.1 million and $8.7 million in net proceeds for working capital from its initial public offering (“IPO”), June 2021 Offering and January 2023 Offering, respectively.
The Company is subject to a variety of risks similar to other early-stage life science companies including, but not limited to, the successful development, regulatory approval, and market acceptance of the Company’s product candidates, development by its competitors of new technological innovations, protection of proprietary technology, and raising additional working capital. The Company has incurred significant research and development expenses and general and administrative expenses related to its product candidate programs. The Company anticipates costs and expenses to increase in the future as the Company continues to develop its product candidates.
The Company may seek to fund its operations through additional public equity, private equity, or debt financings, as well as other sources. However, the Company may be unable to raise additional working capital, or if it is able to raise additional capital, it may be unable to do so on commercially favorable terms. The Company’s failure to raise capital or enter into such other arrangements if and when needed would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue to develop its product candidates.
The Company estimates that its working capital at December 31, 2022 and funds raised from the January 2023 Offering is sufficient to fund its normal operations into the fourth quarter of 2024.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.